Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Income Statement
Investment Income. The following table summarizes investment income for the twelve months ended December 31, 2020, 2019 and 2018:

	For the Twelve Months Ended
	December 31, 2020	December 31, 2019	December 31, 2018
	($ in millions)
Fixed income securities — Available for sale	$106.5	$128.2	$134.1
Fixed income securities — Trading	32.8	42.0	49.6
Short-term investments — Available for sale	0.8	2.3	1.4
Short-term investments — Trading	0.5	2.5	0.4
Fixed term deposits (included in cash and cash equivalents)	6.4	19.5	14.2
Equity securities — Trading	—	—	2.1
Catastrophe bonds — Trading	1.4	2.3	2.8
Privately-held investments — Trading	20.9	3.4	—
Other investments, at fair value(1)	(2.0)	8.9	2.5
Total	167.3	209.1	207.1
Investment expenses	(12.7)	(11.8)	(8.9)
Net investment income	$154.6	$197.3	$198.2
 ______________
(1)    Other investments represents the Company’s investment in a real estate fund. The movement in the year represents the change in fair value of the investment and has been included as part of our investment income.
The following table summarizes the net realized and unrealized investment gains and losses recorded in the statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2020, 2019 and 2018:

	For the Twelve Months Ended
	December 31, 2020	December 31, 2019	December 31, 2018
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$68.8	$14.4	$6.4
Fixed income securities — gross realized (losses)	(1.8)	(7.3)	(11.4)
Cash and cash equivalents — gross realized gains	0.5	0.1	0.3
Cash and cash equivalents — gross realized (losses)	(0.4)	(0.2)	(0.5)
Net change in expected credit gains	0.4	—	—
Trading:
Fixed income securities — gross realized gains	18.2	34.3	4.6
Fixed income securities — gross realized (losses)	(3.8)	(2.6)	(25.0)
Short-term investments — gross realized gains	—	—	0.1
Short-term investments — gross realized (losses)	—	—	(4.2)
Cash and cash equivalents — gross realized gains	0.2	—	1.5
Cash and cash equivalents — gross realized (losses)	(0.3)	(0.3)	(0.3)
Equity securities — gross realized gains	—	—	94.5
Equity securities — gross realized (losses)	—	—	(20.1)
Privately-held investments — gross realized gains	—	0.2	—
Privately-held investments — gross realized (losses)	—	(0.2)	—
Privately-held investments — net change in gross unrealized (losses)	(20.4)	—	—
Catastrophe bonds — net unrealized gains	—	0.9	2.2
Net change in gross unrealized gains / (losses)	—	47.2	(112.1)

Investments — equity method:
Gross realized and unrealized (loss) in MVI	(0.4)	(0.1)	(0.2)
Gross realized and unrealized (loss) gain in Digital Risk	(0.3)	(0.2)	0.4
Gross realized and unrealized gain in Bene	—	—	(0.9)
Gross realized gain on sale of Bene	1.8	—	—
Gross realized gain on sale of Crop Re	8.6	—	—
Total net realized and unrealized investment gains/(losses) recorded in the statement of operations	$71.1	$86.2	$(64.7)

Change in available for sale net unrealized gain/(losses):
Fixed income securities	108.5	164.9	(81.3)
Income tax (expense)/benefit	(6.2)	(13.6)	4.8
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$102.3	$151.3	$(76.5)
Balance Sheet
Fixed Income Securities and Short-Term Investments — Available For Sale. The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities and short-term investments as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
U.S. government	$1,041.3	$60.5	$(0.6)	$—	$1,101.2
U.S. agency	32.8	1.5	—	—	34.3
Municipal	61.6	5.5	—	—	67.1
Corporate	1,714.5	112.0	(0.1)	(0.2)	1,826.2
Non-U.S. government-backed corporate	62.7	0.7	—	—	63.4
Non-U.S. government	268.8	4.3	—	—	273.1
Asset-backed	2.3	—	—	—	2.3
Non-agency commercial mortgage-backed	6.7	0.7	—	—	7.4
Agency mortgage-backed	936.0	37.2	(0.1)	—	973.1
Total fixed income securities — Available for sale	4,126.7	222.4	(0.8)	(0.2)	4,348.1
Total short-term investments — Available for sale	88.0	—	(0.2)	—	87.8
Total	$4,214.7	$222.4	$(1.0)	$(0.2)	$4,435.9

Effective January 1, 2020, the Company adopted ASU 2016-13 prospectively and as a result any credit losses on the Company's available-for-sale investments are recorded as an allowance, subject to reversal. See Note 2, “Basis of Preparation and Significant Accounting Policies” and Note 23, “Allowance for Credit Losses” for further details.

	As at December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
U.S. government	$1,383.2	$31.3	$(1.4)	$1,413.1
U.S. agency	38.7	0.9	—	39.6
Municipal	47.8	2.9	—	50.7
Corporate	1,905.6	54.8	(0.6)	1,959.8
Non-U.S. government-backed corporate	86.1	0.5	(0.1)	86.5
Non-U.S. government	324.7	4.5	(0.4)	328.8
Asset-backed	0.2	—	—	0.2
Non-agency commercial mortgage-backed	6.7	—	(0.2)	6.5
Agency mortgage-backed	1,052.2	21.9	(1.1)	1,073.0
Total fixed income securities — Available for sale	4,845.2	116.8	(3.8)	4,958.2
Total short-term investments — Available for sale	117.6	—	—	117.6
Total	$4,962.8	$116.8	$(3.8)	$5,075.8
Fixed Income Securities, Short Term Investments, Equities, Catastrophe Bonds and Privately-held Investments — Trading. The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, equity securities, catastrophe bonds and privately-held investments as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$117.9	$2.7	$(0.1)	$120.5
Municipal	3.2	0.3	—	3.5
Corporate	94.4	9.1	—	103.5
High yield loans	10.0	—	(0.2)	9.8
Non-U.S. government	41.5	0.1	—	41.6
Asset-backed	541.7	3.1	(5.7)	539.1
Agency mortgage-backed	36.1	1.5	—	37.6
Total fixed income securities — Trading	844.8	16.8	(6.0)	855.6
Short-term investments — Trading	35.4	—	—	35.4
Catastrophe bonds — Trading	18.8	—	—	18.8
Privately-held investments — Trading
Commercial mortgage loans	$178.6	$0.1	$(15.1)	$163.6
Middle market loans	117.4	0.2	(5.5)	112.1
Asset-backed securities	18.7	—	(0.1)	18.6
Equity securities	5.0	—	—	5.0
Total privately-held investments — Trading	319.7	0.3	(20.7)	299.3
Total Investments — Trading	$1,218.7	$17.1	$(26.7)	$1,209.1

	As at December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$183.3	$1.8	$(0.1)	$185.0
Municipal	3.1	0.1	—	3.2
Corporate	231.7	11.6	(0.1)	243.2
Non-U.S. government	143.9	7.4	(0.1)	151.2
Asset-backed	491.7	2.4	(1.7)	492.4
Agency mortgage-backed	52.9	0.9	—	53.8
Total fixed income securities — Trading	1,106.6	24.2	(2.0)	1,128.8
Short-term investments — Trading	79.2	—	—	79.2
Catastrophe bonds — Trading	29.4	—	(0.8)	28.6
Privately-held investments — Trading
Commercial mortgage loans	156.3	0.3	—	156.6
Middle market loans	111.7	0.2	(0.2)	111.7
Asset-backed securities	8.7	—	—	8.7
Equity securities	2.5	0.2	—	2.7
Total privately-held investments — Trading	279.2	0.7	(0.2)	279.7
Total Investments — Trading	$1,494.4	$24.9	$(3.0)	$1,516.3
The Company classifies the financial instruments listed above as held for trading because this most closely reflects the facts and circumstances of the investments held.
As at December 31, 2020, the Company had no positions in U.S. Dollar BBB Emerging Market Debt and a 1.5% position in a real estate fund and a 3.6% position in MML and CML, representing in total 5.1% of our Managed Portfolio (December 31, 2019 — 8.2%).
Catastrophe bonds. The Company has invested in catastrophe bonds with a total value of $18.8 million as at December 31, 2020 (December 31, 2019 — $28.6 million). The bonds are either zero-coupon notes or receive quarterly interest payments based on variable interest rates with scheduled maturities ranging from 2019 to 2022. The redemption value of the bonds will adjust based on the occurrence or aggregate occurrence of a covered event, such as windstorms and earthquakes in the United States, Canada, the North Atlantic, South America, Europe, Japan or Australia.
Privately-held investments. The Company has invested in privately-held investments, which primarily include commercial mortgage loans of $163.6 million and middle market loans of $112.1 million as at December 31, 2020 (December 31, 2019 — commercial mortgage loans of $156.6 million; middle market loans of $111.7 million).
Commercial Mortgage Loans. The commercial mortgage loans are related to investments in properties including apartments, hotels, office and retail buildings, other commercial properties and industrial properties. The commercial mortgage loan portfolio is diversified by property type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, property type, and security to determine that properties are performing at a consistent and acceptable level to secure the related debt.  The following table presents the type of commercial mortgage loans and geographic region as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020		As at December 31, 2019
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Property type

Apartment	80.7	49.3	48.3	30.8
Hotels	20.4	12.5	47.7	30.4
Office building	33.9	20.7	21.9	14.0
Other commercial	28.6	17.5	17.0	10.9
Retail	—	—	15.2	9.7
Industrial	—	—	6.5	4.2
Total commercial mortgage loans	$163.6	100%	156.6	100%

Geographic Region
U.S.	122.7	75.0	85.5	54.6
International	40.9	25.0	71.1	45.4
Total commercial mortgage loans	$163.6	100%	156.6	100%

The primary credit quality indicator of commercial mortgage loans is loan performance. Non-performing commercial mortgage loans are generally 90 days or more past due. As of December 31, 2020, $0.7 million of our commercial mortgage loans were non-performing.  Loan-to-value and debt service coverage ratios are measures we use to assess the risk and quality of commercial mortgage loans. The loan-to-value ratio is expressed as a percentage of the value of the loan relative to the value of the underlying property. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following table represents the loan-to-value ratio of the commercial mortgage loan portfolio as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020	As at December 31, 2019
	(in millions)
Less than 50%	$14.9	$—
50% to 60%	39.3	80.5
61% to 70%	99.5	35.5
71% to 80%	9.9	40.6
Commercial mortgage loans	$163.6	$156.6
The debt-service coverage ratio is measured by a property’s net operating income as a multiple of its debt re-payments. A ratio of less than 1.0 reflects a property’s operations is not sufficient to cover its debt payments. The following table represents the debt-service coverage ratio of the commercial mortgage loan portfolio, excluding those that are non-performing and construction loans which are still under development, as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020	As at December 31, 2019
	(in millions)
Greater than 1.20x	$82.2	$94.6
1.00 - 1.20x	14.9	—
Less than 1.00x	—	13.7
Commercial mortgage loans (1)	97.1	108.3
_______________
(1)    As at December 31, 2020, we have non-performing loans of $0.7 million (December 31, 2019 — $Nil) and construction loans of $65.8 million (December 31, 2019 — $48.4 million) which only generate income when the construction is completed. As no income is currently being generated on these loans, they are not included in the table above. The total value of commercial mortgage loans are $163.6 million as at December 31, 2020, (December 31, 2019 — $156.6 million). The prior year numbers in the table above have been represented to be consistent with the current year presentation.

Middle Market Loans. The middle market loans are investments in senior secured loan positions with full covenants, focused on the middle market in both U.S. and Europe. The middle market loan portfolio is diversified by industry type, geographic region and issuer to reduce risks. As part of our investment process, we evaluate factors such as size, industry and security to determine that loans are performing at a consistent and acceptable level to secure the related debt.  The following table presents the type of middle market loans and geographic region as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020		As at December 31, 2019
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Industry type

Materials	28.0	24.9	29.5	26.4
Financials	27.1	24.2	22.2	19.8
Industrials	17.3	15.5	18.9	17.0
Consumer discretionary	13.7	12.2	14.2	12.7
Health care	7.5	6.7	8.2	7.4
Energy	7.3	6.5	7.4	6.6
Consumer staples	6.4	5.7	6.4	5.7
Information technology	4.8	4.3	4.9	4.4
Total middle market mortgage loans	$112.1	100%	$111.7	100%

Geographic Region
U.S.	91.8	81.9	91.8	82.2
International	20.3	18.1	19.9	17.8
Total middle market loans	$112.1	100%	$111.7	100%

The primary credit quality indicator of middle market loans is loan performance. Non-performing middle market loans are generally 90 days or more past due. As of December 31, 2020, all of our middle market loans were performing.   Loan-to-enterprise-value and fixed charge coverage ratios are measures we use to assess the risk and quality of middle market loans. The loan-to-enterprise-value ratio is expressed as a percentage of the value of the loan relative to the value of the business. A loan-to-enterprise-value ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying business. The following table represents the loan-to-enterprise-value ratio of the middle market loan portfolio as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020	As at December 31, 2019
	(in millions)
Less than 50%	$59.8	$90.6
50% to 60%	11.0	21.1
61% to 70%	6.4	—
81% to 100%	17.2	—
Greater than 100%	17.7	—
Middle market loans	$112.1	$111.7
The fixed charge coverage ratio, based upon the most recent financial statements, is expressed as a percentage of a firm’s earnings plus fixed charges to its fixed charges. Fixed charges include debt repayments, interest and equipment lease expenses. A fixed charge coverage ratio of less than 1.0 indicates a firm’s operations do not generate enough income to cover its fixed charges. The following represents the fixed charge coverage ratio of the middle market loan portfolio as at December 31, 2020 and December 31, 2019

	As at December 31, 2020	As at December 31, 2019
	(in millions)
Greater than 1.20x	$73.6	$68.4
1.00 - 1.20x	—	25.5
Less than 1.00x	38.5	17.8
Middle market loans	$112.1	$111.7
Asset-backed securities. Our asset-backed securities portfolio of privately-held investments consists of a single non-U.S. based issuer that issues fixed rate notes that are backed by future flows from international credit card companies and this security is performing.
Equity securities. Our equity securities portfolio of privately-held investments consists of a single non-U.S. based issuer that is a special purpose vehicle designed to grant a first lien right to the underlying senior notes within the structure.  The underlying issuer is a financial services lender to middle market companies and this security is performing.
Investments — Equity Method. In January 2015, the Company, along with seven other insurance companies, established a micro-insurance venture consortium and micro-insurance incubator (“MVI”) domiciled in Bermuda. The MVI is a social impact organization that provides micro-insurance products to assist global emerging consumers. The Company’s initial investment in the MVI was $0.8 million. The Company made an additional investment of $0.1 million in the twelve months ended December 31, 2017 and a further investment of $0.2 million in the twelve months ended December 31, 2018. In March, 2021 the Company committed an additional $0.8 million equity contribution to MVI over a 2 year period.
On July 26, 2016, the Company purchased through its wholly-owned subsidiary, Acorn Limited (“Acorn”), a 20.0% share of Bene Assicurazioni (“Bene”), an Italian-based motor insurer for a total consideration of $3.3 million. The investment was accounted for under the equity method and adjustments to the carrying value of this investment were made based on the Company’s share of capital, including share of income and expenses. The Company made additional investments of $1.2 million and $1.1 million, in the twelve months ended December 31, 2018 and December 31, 2019, respectively.
On November 20, 2020, the Company sold its investment in Bene for $6.1 million, releasing a gain of $1.8 million.
On January 1, 2017, the Company purchased through its wholly-owned subsidiary, Aspen U.S. Holdings, Inc. (“Aspen U.S. Holdings”), a 49% share of Digital Risk Resources, LLC (“Digital Re”), a U.S.-based enterprise engaged in the business of developing, marketing and servicing turnkey information security and privacy liability insurance products for a total consideration of $2.3 million. The investment is accounted for under the equity method and adjustments to the carrying value of this investment are made based on the Company’s share of capital, including share of income and expenses.
On December 18, 2017, the Company acquired through its wholly-owned subsidiary, Aspen U.S. Holdings, a 23.2% share of Crop Re Services LLC (“Crop Re”), a newly formed U.S.-based subsidiary of CGB Diversified Services, Inc (“CGB DS”) in exchange for the sale of AG Logic Holdings, LLC (“AgriLogic”), the Company’s U.S. crop insurance business.
On December 14, 2020, we completed the sale of our 23.2% interest in Crop Re to CGB DS (the “CGB Sale”). The CGB Sale has and will result in a material diminution of our U.S. agricultural business in 2021 and beyond. As a part of the CGB Sale, CGB DS paid AAIC $71.1 million for its ownership interest in Crop Re, as well as $14.5 million to settle loss carryforwards for the 2018 and 2019 crop years. In addition, AAIC entered into a commutation agreement with CGB DS (the “Commutation Agreement”), under which AAIC paid $2.2 million to CGB DS as a commutation settlement for the 2018 and 2019 crop years. The Commutation Agreement does not cover the crop years from 2010 to 2017 or the 2020 crop year, therefore we remain exposed to reinsurance obligations and potential claims in regards to those years.
On December 23, 2019, the Company committed $5.0 million as an equity investment in the holding company of a multi-line reinsurer. The strategy for the multi-line reinsurer is to combine a diversified reinsurance business, focused primarily on long-tailed lines of property and casualty business and, potentially to a lesser extent, life business, with a diversified investment strategy. On December 27, 2019, the Company received a demand for an initial capital call of $0.2 million and paid the capital on January 15, 2020. During the course of 2020, a further $0.3 million capital was invested in the multi-line reinsurer.

The table below shows the Company’s investments in MVI, Multi-Line Reinsurer, Bene, Digital Re and Crop Re for the twelve months ended December 31, 2020 and 2019:

	MVI	Multi-Line Reinsurer	Bene	Digital Re	Crop Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2020	$0.4	$—	$4.3	$0.7	$62.5	$67.9
Investment in the period	—	0.5	—	—	—	0.5
Unrealized (loss) for the twelve months to December 31, 2020	(0.4)	—	—	(0.3)	—	(0.7)
Gain on disposal	—	—	1.8	—	8.6	10.4
Proceeds from disposal	—	—	(6.1)	—	(71.1)	(77.2)
Closing value of investment as at December 31, 2020	$—	$0.5	$—	$0.4	$—	0.9

Opening undistributed value of investment as at January 1, 2019	$0.5	$—	$3.2	$0.9	$62.5	$67.1
Investment in the period	—	—	1.1	—	—	1.1
Unrealized (loss) for the twelve months to December 31, 2019	(0.1)	—	—	(0.2)	—	(0.3)
Closing value of investment as at December 31, 2019	$0.4	$—	$4.3	$0.7	$62.5	$67.9
Other Investments. On December 20, 2017, the Company committed $100.0 million as a limited partner to a real estate fund. The investment objective of the fund is to achieve attractive risk-adjusted returns through the acquisition of income producing, high quality assets in gateway cities located in the U.S. and Canada in the office, retail, industrial and multifamily sectors of the real estate market. On May 1, 2018, the Company received a demand for an initial capital call of $86.2 million and paid the capital call on May 10, 2018. On September 19, 2018, the Company received a demand for the final capital call of $13.8 million and paid the capital on September 28, 2018. As at December 31, 2020, the current fair value of the real estate fund is $109.4 million.

For further information on the real estate fund, refer to Note 20(a) in these consolidated financial statements, “Commitments and Contingencies.”
Fixed Income Securities. The scheduled maturity distribution of the Company’s available for sale fixed income securities as at December 31, 2020 and December 31, 2019 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2020
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$498.6	$501.3	AA
Due after one year through five years	1,833.6	1,925.9	AA-
Due after five years through ten years	741.9	806.5	AA-
Due after ten years	107.6	131.6	AA-
Total — Government and corporate	3,181.7	3,365.3
Non-agency commercial mortgage-backed	6.7	7.4	AA+
Agency mortgage-backed	936.0	973.1	AA+
Asset-backed	2.3	2.3	AAA
Total fixed income securities — Available for sale	$4,126.7	$4,348.1

	At December 31, 2019
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$572.7	$574.6	AA
Due after one year through five years	2,230.3	2,269.3	AA-
Due after five years through ten years	864.1	896.3	AA-
Due after ten years	119.0	138.3	AA-
Total — Government and corporate	3,786.1	3,878.5
Non-agency commercial mortgage-backed	6.7	6.5	AA+
Agency mortgage-backed	1,052.2	1,073.0	AA+
Asset-backed	0.2	0.2	AAA
Total fixed income securities — Available for sale	$4,845.2	$4,958.2
Guaranteed Investments. As at December 31, 2020 and December 31, 2019, the Company held no investments which are guaranteed by mono-line insurers, excluding those with explicit government guarantees. The Company’s exposure to other third-party guaranteed debt is primarily to investments backed by non-U.S. government guaranteed issuers.
Gross Unrealized Losses. The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2020 and December 31, 2019:

	December 31, 2020
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$58.7	$(0.6)	$—	$—	$58.7	$(0.6)	10
Corporate	39.6	(0.1)	—	—	39.6	(0.1)	16
Non-U.S. government	7.5	—	—	—	7.5	—	4
Agency mortgage-backed	33.3	(0.1)	2.1	—	35.4	(0.1)	19
Total fixed income securities — Available for sale	139.1	(0.8)	2.1	—	141.2	(0.8)	49
Total short-term investments — Available for sale	8.7	—	—	(0.2)	8.7	(0.2)	15
Total	$147.8	$(0.8)	$2.1	$(0.2)	$149.9	$(1.0)	64

	December 31, 2019
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$142.0	$(1.0)	$138.2	$(0.4)	$280.2	$(1.4)	49
U.S. agency	3.0	—	6.0	—	9.0	—	2
Municipal	3.7	—	—	—	3.7	—	2
Corporate	167.7	(0.6)	37.1	—	204.8	(0.6)	91
Non-U.S. government-backed corporate	31.8	(0.1)	—	—	31.8	(0.1)	9
Non-U.S. government	48.6	(0.4)	0.6	—	49.2	(0.4)	20
Asset-backed	—	—	0.2	—	0.2	—	1
Non-agency commercial mortgage-backed securities	6.5	(0.2)	—	—	6.5	(0.2)	1
Agency mortgage-backed	149.7	(0.3)	68.4	(0.8)	218.1	(1.1)	80
Total fixed income securities — Available for sale	553.0	(2.6)	250.5	(1.2)	803.5	(3.8)	255
Total short-term investments — Available for sale	29.5	—	—	—	29.5	—	5
Total	$582.5	$(2.6)	$250.5	$(1.2)	$833.0	$(3.8)	260

Current Expected Credit Loss and Other-Than-Temporary Impairments.
On June 16, 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326)” which replaced other-than-temporary impairment (“OTTI”) by a new impairment model, known as the current expected loss model (“CECL”), which is based on expected losses rather than incurred losses. For a more detailed description of accounting policies for CECL and OTTI, refer to Note 2(c), “Basis of Preparation and Significant Accounting Policies” of these consolidated financial statements.
CECL. Following the adoption of ASU 2016-13, with effect from January 1, 2020, the Company recognized a reduction in its available-for-sale investment portfolio totaling $0.6 million as a result of recognizing CECL through opening retained earnings for periods 2019 and prior.
For the twelve months ended December 31, 2020, there was a reduction in the CECL allowance on available-for-sale investments of $0.4 million.
OTTI. A security was potentially impaired when its fair value was below its cost or amortized cost. The Company reviewed its available for sale fixed income and equity portfolios on an individual security basis for potential OTTI each quarter based on criteria including issuer-specific circumstances, credit ratings actions and general macro-economic conditions. The total OTTI charge for the twelve months ended December 31, 2019 was $Nil.